Property, Plant and Equipment - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Cash received from sale and leaseback transactions	£ 37	£ 15
Contractual obligation	67	60
Property, plant and equipment	4,379	4,583	£ 4,867
ESG investment equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions	30	34
Leasehold property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	457	452	466
Leasehold property | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	95	147	152
Leasehold property | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	£ 362	305	314
Leasehold property | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Lease term	5 years
Freehold property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	£ 867	£ 981	£ 1,002